Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income

The following tables present a breakdown of our revenue categories presented within our consolidated statements of operations and other comprehensive (loss) income.

	2025	2024	2023
Option order flow rebates	$209,963,744	$135,634,071	$141,010,186
Equity order flow rebates	94,162,897	61,435,491	51,222,529
Total	$304,126,641	$197,069,562	$192,232,715

Interest and Other Related Income:

	2025	2024	2023
Stock lending	$28,530,908	$26,089,934	$56,052,479
Margin financing	39,203,496	29,962,306	23,226,972
Customer bank deposits	71,559,040	61,476,142	61,679,840
Corporate bank deposits	14,963,064	12,923,495	14,833,038
Total	$154,256,508	$130,451,877	$155,792,329

Handling Charge Income:

	2025	2024	2023
Options	$27,578,202	$28,382,630	$28,230,750
Platform and trading fees	59,715,551	20,662,070	2,446,427
Total	$87,293,753	$49,044,700	$30,677,177

Other Revenue:

	2025	2024	2023
Data subscription income	$8,035,979	$7,236,303	$6,756,403
Co-marketing income	–	225,048	487,006
Syndicate fees	2,106,382	968,397	954,798
Lease income	1,202,715	1,135,608	1,102,459
Foreign exchange fees	3,816,583	1,275,033	21,793
Non-trading rebates	5,555,133	-	-
Proxy income	3,422,686	2,622,785	681,311
Other	1,180,426	200,359	896,579
Total	$25,319,904	$13,663,533	$10,900,349